SHARE CAPITAL - Disclosure of number and weighted average exercise prices of restricted share units (Details) - Restricted Share Units [Member]	12 Months Ended
	Sep. 30, 2024 shares $ / shares	Sep. 30, 2023 shares $ / shares
Disclosure of classes of share capital [line items]
Beginning Balance | shares	222,000	108,000
Granted | shares		220,000
Exercised | shares	(30,000)	(30,000)
Forfeited | shares		(76,000)
Ending Balance | shares	192,000	222,000
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 10.89	$ 13.15
Weighted average exercise price grant | $ / shares		7.75
Weighted average exercise price exercised | $ / shares	7.75	7.75
Weighted average exercise price forfeited | $ / shares		6.25
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement at end of period | $ / shares	$ 11.38	$ 10.89